MANAGEMENT OF FINANCIAL RISK (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details)
€ in Thousands, XAF in Thousands, S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 XAF	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 XAF	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 XAF	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 EUR (€)
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								$ (13,516)	$ (17,880)							$ (9,297)	$ (12,593)
Effect of Foreign denominated items	$ 1,229
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
CANADA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									480								587
CANADA | Marketable Securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									105								105
CANADA | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									388								215
CANADA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									(18,669)								(13,374)
CANADA | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net																	51
CANADA | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net									$ (184)								$ (177)
PERU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								(9,280)		S/ (34,458)						(2)		S/ (9)
Effect of Foreign denominated items | S/		S/ 844
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
PERU | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										6,871								6,237
PERU | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										1,730								3,317
PERU | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										28,052								28,137
PERU | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										(51,327)								(16,966)
PERU | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										(5,905)								(8,123)
PERU | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/										S/ (13,879)								S/ (12,611)
MEXICO
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								(10,718)			$ (181,058)					(9,439)			$ (182,759)
Effect of Foreign denominated items			$ 974
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
MEXICO | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											8,798								73,868
MEXICO | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											114,189								73,868
MEXICO | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											84,050								13,900
MEXICO | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											64,265								70,520
MEXICO | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											(174,021)								(218,288)
MEXICO | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											(21,420)								(11,729)
MEXICO | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											(28,094)								(84,393)
MEXICO | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											(121,249)								(9,708)
MEXICO | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net											$ (107,576)								$ (90,797)
ARGENTINA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								3,350				$ 2,707,253				1,436				$ 257,464
Effect of Foreign denominated items				$ 305
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
ARGENTINA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												1,092,738								11,845
ARGENTINA | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												9,554,183								2,062,918
ARGENTINA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												(6,605,563)								(1,429,416)
ARGENTINA | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net												$ (1,334,105)								$ (387,883)
WEST AFRICA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								70,851					XAF 42,038,166			7,416					XAF 4,676,298
Effect of Foreign denominated items | XAF					XAF 6,441
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
WEST AFRICA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													39,898,039								6,057,885
WEST AFRICA | Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													573,830								2,338,983
WEST AFRICA | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													16,584,783								12,979,116
WEST AFRICA | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													5,582,765
WEST AFRICA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													(18,465,087)								(15,346,471)
WEST AFRICA | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF													XAF (2,136,164)								XAF (1,353,215)
AUSTRALIA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								(905)						$ (1,328)		(793)						$ (1,150)
Effect of Foreign denominated items						$ 82
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
AUSTRALIA | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net														48								250
AUSTRALIA | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net														(117)								(115)
AUSTRALIA | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net														$ (1,259)								$ (1,285)
European Union
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								$ (2,802)							€ (2,535)	$ (287)							€ (274)
Effect of Foreign denominated items | €							€ 255
Change percentage, currency	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
European Union | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €																							0
European Union | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €															€ (2,535)								€ (274)